Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Transamerica Floating Rate (the “fund”)
Supplement to the Currently Effective Prospectus
Effective immediately, the fund will add an additional benchmark, the Morningstar LSTA US Leveraged Loan Index, as shown in the table below. The fund’s current broad-based regulatory (primary) benchmark, the Bloomberg US Universal Bond Index, and its current performance (secondary) benchmark, the S&P UBS Leveraged Loan Index, remain unchanged.
Effective immediately, the following replaces in its entirety the corresponding information in the Prospectus for the fund in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Inception Date
Class A				10/31/2013
Return before taxes	-0.12%	3.93%	3.92%
Return after taxes on distributions	-3.09%	1.37%	1.71%
Return after taxes on distributions and sale of fund shares	-0.11%	1.87%	2.00%
Class C (Return before taxes only)	3.21%	4.20%	3.66%	10/31/2013
Class I (Return before taxes only)	5.29%	5.28%	4.67%	10/31/2013
Class I2 (Return before taxes only)	5.30%	5.28%	4.74%	10/31/2013
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.94%	6.37%	5.78%
Morningstar LSTA US Leveraged Loan Index[1] (reflects no deduction for fees, expenses or taxes)	5.90%	6.42%	5.83%
[1]	The fund added this additional benchmark to assist investors in better understanding the fund’s performance relative to a comparable benchmark in the mutual fund industry.
Investors Should Retain this Supplement for Future Reference
September 21, 2026

Transamerica Floating Rate
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA FUNDS
Transamerica Floating Rate (the “fund”)
Supplement to the Currently Effective Prospectus
Effective immediately, the fund will add an additional benchmark, the Morningstar LSTA US Leveraged Loan Index, as shown in the table below. The fund’s current broad-based regulatory (primary) benchmark, the Bloomberg US Universal Bond Index, and its current performance (secondary) benchmark, the S&P UBS Leveraged Loan Index, remain unchanged.
Effective immediately, the following replaces in its entirety the corresponding information in the Prospectus for the fund in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Average Annual Total Returns (periods ended December 31, 2025)

	1 Year	5 Years	10 Years	Inception Date
Class A				10/31/2013
Return before taxes	-0.12%	3.93%	3.92%
Return after taxes on distributions	-3.09%	1.37%	1.71%
Return after taxes on distributions and sale of fund shares	-0.11%	1.87%	2.00%
Class C (Return before taxes only)	3.21%	4.20%	3.66%	10/31/2013
Class I (Return before taxes only)	5.29%	5.28%	4.67%	10/31/2013
Class I2 (Return before taxes only)	5.30%	5.28%	4.74%	10/31/2013
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.94%	6.37%	5.78%
Morningstar LSTA US Leveraged Loan Index[1] (reflects no deduction for fees, expenses or taxes)	5.90%	6.42%	5.83%
[1]	The fund added this additional benchmark to assist investors in better understanding the fund’s performance relative to a comparable benchmark in the mutual fund industry.
Investors Should Retain this Supplement for Future Reference
September 21, 2026